Significant Accounting Policies (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended									12 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Option and Restricted Stock	Dec. 31, 2011 Stock Option and Restricted Stock	Dec. 31, 2010 Stock Option and Restricted Stock	Feb. 28, 2011 Discovery Offshore	Dec. 31, 2012 Discovery Offshore Rig	Dec. 31, 2011 Discovery Offshore	Dec. 31, 2012 Drilling rigs and marine equipment	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2012 Automobiles and trucks	Dec. 31, 2012 Minimum Drilling machinery and equipment	Dec. 31, 2012 Minimum Computer equipment	Dec. 31, 2012 Maximum Drilling machinery and equipment	Dec. 31, 2012 Maximum Computer equipment	Dec. 31, 2012 Other assets	Dec. 31, 2011 Other assets	Dec. 31, 2012 Loss from Discontinued Operations	Dec. 31, 2011 Loss from Discontinued Operations	Dec. 31, 2010 Loss from Discontinued Operations	Dec. 31, 2012 Interest expense	Dec. 31, 2011 Interest expense	Dec. 31, 2010 Interest expense	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt Convertible Debt Securities	Dec. 31, 2011 3.375% Convertible Senior Notes, due June 2038 Convertible Debt Convertible Debt Securities	Dec. 31, 2010 3.375% Convertible Senior Notes, due June 2038 Convertible Debt Convertible Debt Securities	Dec. 31, 2012 Warrants Discovery Offshore	Dec. 31, 2012 Chief Executive Officer 2004 Amended and Restated Long-Term Incentive Plan Retention Award
Accounting Policies [Line Items]
Minimum contract length for mobilization fees received and costs incurred to be recognized over term of contract (in days)	90 days
Stock Issued During Period, Shares, Issued for Services and Expenses Incurred								500,000
Amortization period for Discovery Offshore deferred revenue (in years)								30 years
Rigs ordered by Discovery Offshore								2
Fixed construction management fee per rig							$ 7,000,000
Days prior to vesting date used in calculation of Retention Award																													90 days
Allowance for doubtful accounts	788,000	11,460,000
Amortization period for deferred drydocking costs (in months)	12 months
Maximum share price for calculation of Retention Award (in dollars per share)																													$ 10.00
Deferred Drydocking Costs, Net																	3,700,000	5,200,000
Deferred Drydocking Cost, Amortization Expense	13,000,000	16,200,000	14,000,000																8,200,000	8,100,000	7,800,000
Accrued Self-Insurance Claims	27,947,000	22,063,000
Property, plant and equipment, useful life (in years)										15 years	3 years	3 years	3 years	3 years	12 years	7 years
Property, plant and equipment, salvage value, percentage										10.00%
Equity Investment	38,191,000	34,735,000						38,191,000	34,735,000
Equity investment ownership percentage								32.00%	28.00%
Number of shares of Discovery Offshore stock purchasable by warrants																												5,000,000
Unamortized deferred financing fees	12,100,000	9,100,000
Amortization of financing fees	$ 3,174,000	$ 3,871,000	$ 3,302,000																			$ 3,174,000	$ 3,871,000	$ 3,302,000
Antidilutive stock equivalents excluded from computation of earnings per share, shares				5,900,000	6,500,000	6,300,000																			0	0	0